Goodwill and Other Intangible Assets (Estimated Future Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014
Goodwill and Other Intangible Assets [Abstract]
Remainning 3 months of 2014	$ 21,185
2015	83,470
2016	82,846
2017	81,224
2018	76,249
Thereafter	$ 230,449